Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2021
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of June 30, 2021:

	Six Months Ended June 30, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$315,340	$619,852	$108,249	$34,520	$7,030	$31,282	$1,116,273
Tier 2	63,854	39,219	35,644	19,915	30	6,296	164,958
Tier 3	6,380	2,618	6,469	631	—	487	16,585
Net investment in finance leases	$385,574	$661,689	$150,362	$55,066	$7,060	$38,065	$1,297,816

Tier 1	$—	$110,656	$207,436	$—	$—	$—	$318,092
Tier 2	5,873	—	32,874	—	—	—	38,747
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$5,873	$110,656	$240,310	$—	$—	$—	$356,839